Summary of Significant Accounting Policies - Recent Transactions (Details) - USD ($) $ in Millions	Feb. 08, 2019	Jul. 01, 2018
Summary Of Significant Accounting Policies
Special stock dividend (as percentage)		4.00%
Hawthorn Bank | Branch Located in Branson, Missouri | Subsequent Event
Summary Of Significant Accounting Policies
Sale of Deposits	$ 10.6
Pre-tax gain on sale branch business	2.1
Pre-tax gain related to sale of land and building	$ 1.7